Exhibit 99.2

Client Name:
Client Project Name:	BHLD 2019-2
Start - End Dates:	11/13/2018-5/274/2019
Deal Loan Count:	426

Conditions Summary

Loans in Report:	426
Loans with Conditions:	344

236 - Total Active Conditions
3 - Material Conditions
3 - Property Valuations Review Scope
3 - Category: Value
233 - Non-Material Conditions
19 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Credit/Mtg History
1 - Category: DTI
5 - Category: Income/Employment
1 - Category: Legal Documents
3 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
214 - Compliance Review Scope
2 - Category: Compliance Manual
11 - Category: Federal Consumer Protection
17 - Category: RESPA
2 - Category: Right of Rescission
2 - Category: State Consumer Protection
80 - Category: State Rate Spread
5 - Category: TILA
95 - Category: TILA/RESPA Integrated Disclosure
618 - Total Satisfied Conditions

109 - Credit Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
16 - Category: Application
12 - Category: Assets
6 - Category: Credit/Mtg History
4 - Category: DTI
18 - Category: Income/Employment
11 - Category: Insurance
3 - Category: Legal Documents
3 - Category: LTV/CLTV
30 - Category: Terms/Guidelines
2 - Category: Title
288 - Property Valuations Review Scope
246 - Category: Appraisal
20 - Category: FEMA
3 - Category: Property
19 - Category: Value
221 - Compliance Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
5 - Category: Compliance Manual
2 - Category: Documentation
11 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
5 - Category: RESPA
39 - Category: Right of Rescission
1 - Category: Section 32
153 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Credit/Mtg History

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